Significant Accounting Policies (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable Net Current [Abstract]
Balace, at begining of period	$ 3,503	$ 1,354
Additions/(Reductions)	(881)	2,149
Balance, at end of period	$ 2,622	$ 3,503